Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets
Other non-current assets consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Deferred financing costs, net:
Deferred financing costs, net — SoftBank Senior Unsecured Notes Warrant (1)	$381,588	$488,312
Deferred financing costs, net — 2020 LC Facility Warrant and LC Warrant issued to SBG(1)	207,221	199,832
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to SBG (1)	7,236	11,334
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to third parties (1)	7,679	5,440
Other deferred financing costs, net	313	64
Total deferred financing costs, net	604,037	704,982
Other assets
Security deposits with landlords	236,845	274,822
Straight-line revenue receivable	39,676	46,313
Other security deposits	3,148	3,271
Deferred income tax assets, net	1,273	1,377
Other long-term prepaid expenses and other assets	28,519	31,493
Total other assets	$913,498	$1,062,258

(1) See below for details. Amounts are net of accumulated amortization totaling $377.3 million and $169.7 million as of December 31, 2021 and 2020, respectively.

Deferred financing costs amortization
The Company recorded the following deferred financing costs amortization as a component of interest expense in the consolidated statements of operations:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
SoftBank Senior Unsecured Notes Warrant	$106,490	$79,867
2020 LC Facility Warrant and LC Warrant	94,200	84,140
SoftBank Debt Financing Costs due to SBG	4,142	3,666
SoftBank Debt Financing Costs due to Third Parties	2,635	2,063
Total	$207,467	$169,736